Inventories, Net (Details)	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Inventory Disclosure [Abstract]
Inventory write-down expense	$ 68,536	$ 8,774